As filed with the Securities and Exchange Commission on December 22, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Item 1. Reports to Stockholders.

ANNUAL REPORT

For the Year Ended October 31, 2015

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the fiscal year ended October 31, 2015, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +6.64%, +6.96%, and +5.13%, respectively. The PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund exceeded the +5.20% total return of the unmanaged S&P 500 index, while the PRIMECAP Odyssey Aggressive Growth Fund lagged the S&P 500 over the period.

Each of the PRIMECAP Odyssey Funds will distribute capital gains in December 2015. The sizeable gains in the PRIMECAP Aggressive Growth Fund are primarily long-term and mainly due to the acquisitions of Pharmacyclics and Polypore at substantial premiums to the fund’s cost basis. In addition, each of the funds has realized capital gains from the sale of stocks. We remain mindful of the tax consequences of our investment decisions. As long-term investors, we typically hold stocks for years, not months, which helps minimize capital gains distributions.

The U.S. economy continued to grow during the fiscal year, albeit at a modest pace. Real GDP grew 0.6%, 3.9%, and 1.5% in the first, second, and third calendar quarters of 2015, respectively. The unemployment rate declined to 5.0% at the end of October, the lowest level since early 2008. The relative strength of the U.S. economy drove a sharp appreciation in the dollar against most major currencies.

The price of West Texas Intermediate crude oil, a common benchmark for oil prices, declined over 40% during the fiscal year. According to the U.S. Energy Information Agency, domestic oil production in August reached its highest level since 1972. Certain segments of the economy, such as airlines, cruise lines, and consumers, have generally benefited from lower fuel costs. Other segments, such as most oil companies and some industrial companies, have suffered from lower prices and lower demand from oil-related customers, respectively.

Monetary policy remained highly accommodative, as the Federal Open Market Committee (FOMC) maintained its 0 to  1/4 percent target for the federal funds rate. Many investors believe that the FOMC will raise the federal funds target for the first time since 2006 at its December 2015 meeting.

Concerns surrounding the health of the Chinese economy intensified as the year progressed. During the summer, the Shanghai Stock Exchange Composite Index experienced significant volatility, which reverberated across the global financial markets. The CBOE Volatility Index reached post-crisis highs, and credit spreads widened. The S&P 500 declined sharply as investors debated the impact China’s slowdown might have on the U.S. economy.

Despite a volatile summer, the S&P 500 rebounded and ended the fiscal year less than 2.5% below its record close. Small capitalization stocks, as measured by the Russell 2000 Index, significantly underperformed large capitalization stocks during the fiscal year. Energy was the worst-performing sector in the S&P 500 over the period, driven primarily by the aforementioned decline in oil prices.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Each of the PRIMECAP Odyssey Funds continues to be overweight in the health care and information technology sectors, and underweight in the financials, energy, consumer staples, utilities, and telecommunication services sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

From November 1, 2014 to October 31, 2015, the Stock Fund’s total return of +6.64% exceeded the S&P 500’s total return of +5.20%.

Sector allocations, including an underweight position in the underperforming energy sector and overweight positions in the outperforming information technology and health care sectors, were the main drivers of the fund’s relative outperformance in the period. Stock selection was neutral. Unfavorable stock selection in the information technology, health care, and energy sectors was offset by positive stock selection in the industrials and financials sectors. The largest detractors from the fund’s results were Transocean (-42%), Tribune Media (-27%), and Tribune Publishing (-48%). The largest contributors to the fund’s results were Southwest Airlines (+35%), Eli Lilly (+26%), and Carnival (+38%).

The top 10 holdings, which collectively represented 26.9% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 10/31/15	Ending % of Total Portfolio*
Eli Lilly & Co.	4.2
J.P. Morgan Chase & Co.	3.2
Southwest Airlines Co.	3.1
Carnival Corp.	2.8
Amgen Inc.	2.7
NetApp Inc.	2.4
Roche Holding Ltd.	2.3
Wells Fargo & Co.	2.2
Charles Schwab Corp.	2.0
L Brands, Inc.	2.0
Total % of Portfolio	26.9

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Growth Fund

From November 1, 2014 to October 31, 2015, the Growth Fund’s total return was +6.96%, exceeding the S&P 500’s total return of +5.20% but trailing the Russell 1000 Growth Index’s total return of +9.18%.

Favorable sector allocations more than offset adverse stock selection to drive the fund’s outperformance relative to the S&P 500. The largest contributors to favorable sector allocations were the fund’s underweight position in the underperforming energy sector and its overweight positions in the outperforming information technology and health care sectors. Adverse stock selection was most notable in information technology but also occurred in energy, health care, and materials. This adverse selection was partially offset by favorable stock selection in industrials, consumer discretionary, and financials. ABIOMED (+125%) was the largest contributor to the fund’s performance. L Brands (+39%), the fund’s airline holdings (Southwest Airlines +35%, JetBlue Airlines +115%, Delta Air Lines +28%, United Continental +14%, American Airlines +13%, and Virgin America +28%), and Eli Lilly (+26%) were also significant contributors. Stratasys (-79%) and BlackBerry (-31%) were the largest drivers of negative stock selection in information technology and the largest detractors from the portfolio’s overall performance.

The top 10 holdings, which collectively represented 27.3% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 10/31/15	Ending % of Total Portfolio*
Eli Lilly & Co.	4.2
Amgen Inc.	3.5
Seattle Genetics, Inc.	3.4
Alphabet Inc. – Class A and C (parent of Google)	2.7
Roche Holding AG	2.5
L Brands, Inc.	2.4
ABIOMED, Inc.	2.3
Southwest Airlines Co.	2.2
Adobe Systems Inc.	2.1
Biogen Inc.	2.0
Total % of Portfolio	27.3

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

From November 1, 2014 to October 31, 2015, the Aggressive Growth Fund’s total return of +5.13% trailed the S&P 500’s total return of +5.20%, but exceeded the Russell Midcap Growth Index’s total return of +4.94%.

Relative to the S&P 500, favorable sector allocations were more than offset by negative stock selection. An underweight position in the underperforming energy sector and overweight positions in the outperforming information technology and health care sectors were the primary drivers of the fund’s positive sector allocations. Negative stock selection in information technology, consumer discretionary, and energy more than offset positive stock selection in industrials, health care, materials, and financials. The largest detractor in the information technology sector and in the overall portfolio was Micron (-50%). Tuesday Morning (-73%) was the biggest detractor in the consumer discretionary sector. Solazyme (-57%) negatively impacted the fund’s energy sector performance. Favorable industrials sector stock selection was primarily driven by the fund’s airline holdings. Pharmacyclics (+100%), which was acquired by AbbVie, Dyax (+123%), and ABIOMED (+125%) were the largest contributors to positive stock selection in health care and to the portfolio’s overall performance.

The top 10 holdings, which collectively represented 28.1% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 10/31/15	Ending % of Total Portfolio*
Dyax Corp.	3.2
Sony Corp.	3.2
Ellie Mae, Inc.	3.1
United Continental Holdings, Inc.	3.0
ABIOMED, Inc.	3.0
Delta Air Lines, Inc.	2.7
Jet Blue Airways Corp.	2.5
Seattle Genetics, Inc.	2.5
BlackBerry Ltd.	2.5
Royal Caribbean Cruises Ltd.	2.4
Total % of Portfolio	28.1

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Outlook

Looking ahead, we are less constructive on the outlook for U.S. equities than we have been in recent years. As of October 31, 2015, the S&P 500 was trading at approximately 16.5 times forward 12-month consensus earnings per share of $127, a modest premium to its average multiple over the last 15 years. Profit margins, however, are near record levels and the index appears more expensive on a price-to-sales basis. We continue to believe that many individual stocks are attractively valued, and we believe that equities represent a more compelling long-term investment than bonds at current prices.

The funds remain overweight in the health care sector. Despite the sector’s relatively strong performance during the fiscal year, many health care stocks experienced significant share price volatility, driven by concerns regarding drug pricing and reimbursement. In the first half of the fiscal year, pharmacy benefit managers were successful in extracting higher-than-expected price concessions from AbbVie and Gilead as the two firms competed for share in a new class of Hepatitis-C therapy. Later in the fiscal year, potential U.S. presidential candidate Hillary Clinton announced a plan to rein in pharmaceutical spending that included government-negotiated or mandated drug pricing. In addition, the aggressive pricing practices of a small number of pharmaceutical firms increased scrutiny on the entire industry.

While we are mindful of these risks, we remain comfortable with our overweight position in the health care sector. We believe industry fundamentals remain robust. Increasing demand for health care products will be driven by demographic trends as well as the industry’s ability to develop new and more effective therapies. The industry’s pipeline includes potentially groundbreaking new treatments for cancer, Alzheimer’s, and autoimmune diseases. With respect to pricing and reimbursement risks, we believe that companies with novel drug treatments which provide significant benefits over existing therapies will continue to receive favorable reimbursement from payors. With the recent pullback in health care stocks, valuations of large-cap biotech and pharmaceutical companies appear attractive, with some trading at a discount to the S&P 500 price-to-earnings multiple in spite of their superior growth profiles. In addition, we continue to find appealing investment opportunities in mid- and small-cap biotech companies, many of which also experienced sizable share price declines late in the fiscal year.

The funds remain underweight in the energy sector. We have found few compelling investments within the sector, as the valuations of many companies require a rebound in oil prices to be attractive. While such a scenario is possible, we do not want to invest with a thesis predicated on higher oil prices.

In conclusion, we remain focused on investing in individual stocks that we believe will outperform the S&P 500 over time, typically three to five years. This “bottom-up” approach often results in portfolios that bear little resemblance to market indices; therefore, our results can deviate substantially from such indices. Furthermore, our long-term investment horizon results in low portfolio turnover, which creates the possibility for extended periods of underperformance

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

when the stocks in our portfolio fall out of favor. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

Sincerely,

PRIMECAP Management Company

November 16, 2015

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involve: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Shanghai Stock Exchange Composite Index is a capitalization-weighted index that tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The CBOE Volatility Index, often referred to as VIX, is a popular measure of the implied volatility of S&P 500 index options calculated by the Chicago Board Options Exchange (CBOE). You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from October 31, 2005 to October 31, 2015, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2005 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended October 31, 2015
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	6.64%	14.44%	9.11%	9.62%
S&P 500*	5.20%	14.33%	7.85%	7.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from October 31, 2005 to October 31, 2015, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2005 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended October 31, 2015
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	6.96%	14.58%	9.84%	10.41%
S&P 500*	5.20%	14.33%	7.85%	7.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from October 31, 2005 to October 31, 2015, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2005 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended October 31, 2015
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	5.13%	18.28%	13.01%	12.96%
S&P 500*	5.20%	14.33%	7.85%	7.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Consumer Discretionary	13.1%
Consumer Staples	1.5%
Energy	1.1%
Financials	10.8%
Health Care	20.6%
Industrials	12.6%
Information Technology	28.7%
Materials	1.8%
Telecommunication Services	0.0%
Utilities	0.3%
Short-Term Investments and Other Assets	9.5%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Consumer Discretionary	12.6%
Consumer Staples	0.7%
Energy	0.7%
Financials	5.7%
Health Care	31.7%
Industrials	10.7%
Information Technology	30.8%
Materials	0.8%
Telecommunication Services	0.0%
Short-Term Investments, net of Other Liabilities	6.3%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of October 31, 2015. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Consumer Discretionary	15.6%
Consumer Staples	0.6%
Energy	1.1%
Financials	2.2%
Health Care	30.0%
Industrials	15.0%
Information Technology	29.7%
Materials	0.5%
Telecommunication Services	1.4%
Short-Term Investments, net of Other Liabilities	3.9%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of October 31, 2015. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund October 31, 2015

Shares		Value
COMMON STOCKS – 90.5%
Consumer Discretionary – 13.1%
4,100,000	Ascena Retail Group, Inc. (a)	$54,612,000
73,200	Bed Bath & Beyond, Inc. (a)	4,364,916
246,600	CarMax, Inc. (a)	14,551,866
2,624,600	Carnival Corp.	141,938,368
71,000	Comcast Corp. – Class A	4,446,020
307,000	Garmin Ltd.	10,889,290
1,043,437	L Brands, Inc.	100,149,083
469,382	Las Vegas Sands Corp.	23,239,103
60,000	Newell Rubbermaid, Inc.	2,545,800
1,322,000	Ross Stores, Inc.	66,866,760
140,000	Royal Caribbean Cruises Ltd.	13,769,000
3,475,000	Sony Corp. – ADR	98,690,000
193,400	TJX Cos., Inc.	14,154,946
1,287,200	Tribune Media Co. – Class A	51,912,776
1,816,600	Tribune Publishing Co. (b)	17,148,704
624,806	Urban Outfitters, Inc. (a)	17,869,452
125,000	V.F. Corp.	8,440,000
225,000	Walt Disney Co. (The)	25,591,500
22,100	Whirlpool Corp.	3,539,094

		674,718,678

Consumer Staples – 1.5%
249,600	CVS Health Corp.	24,655,488
70,000	Kellogg Co.	4,936,400
150,000	PepsiCo, Inc.	15,328,500
695,000	Tyson Foods, Inc. – Class A	30,830,200

		75,750,588

Energy – 1.1%
175,000	Cameron International Corp. (a)	11,901,750
20,000	EOG Resources, Inc.	1,717,000
95,000	Exxon Mobil Corp.	7,860,300
45,000	National Oilwell Varco, Inc.	1,693,800
60,000	Range Resources Corp.	1,826,400
141,534	Schlumberger Ltd.	11,062,297
625,000	Southwestern Energy Co. (a)	6,900,000
817,800	Transocean Ltd.	12,945,774

		55,907,321

Financials – 10.8%
75,000	American Express Co.	5,494,500
3,309,900	Charles Schwab Corp. (The)	101,018,148

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

October 31, 2015 – continued

Shares		Value
Financials (continued)
36,375	Chubb Corp. (The)	$4,705,106
382,963	CME Group, Inc.	36,178,515
359,000	Discover Financial Services	20,182,980
2,523,400	JPMorgan Chase & Co.	162,128,450
676,668	Marsh & McLennan Cos., Inc.	37,717,474
281,600	Mercury General Corp.	15,209,216
1,200,600	Progressive Corp. (The)	39,775,878
2,112,908	Wells Fargo & Co.	114,392,839
348,200	Willis Group Holdings PLC	15,533,202

		552,336,308

Health Care – 20.6%
1,025,900	Abbott Laboratories	45,960,320
590,200	AbbVie, Inc.	35,146,410
75,000	Affymetrix, Inc. (a)	690,000
1,257,000	Agilent Technologies, Inc.	47,464,320
888,500	Amgen, Inc.	140,542,930
151,600	Biogen, Inc. (a)	44,041,316
117,900	Boston Scientific Corp. (a)	2,155,212
2,639,000	Eli Lilly & Co.	215,263,230
266,735	GlaxoSmithKline PLC – ADR	11,485,609
828,400	Johnson & Johnson	83,693,252
569,600	Medtronic PLC	42,104,832
1,650,000	Merck & Co., Inc.	90,189,000
518,350	Novartis AG – ADR	46,874,391
1,013,391	PerkinElmer, Inc.	52,331,511
435,044	Roche Holding AG – CHF	118,086,201
480,000	Sanofi – ADR	24,163,200
429,000	Thermo Fisher Scientific, Inc.	56,104,620

		1,056,296,354

Industrials – 12.6%
500,000	AECOM (a)	14,735,000
1,388,500	Airbus Group SE – EUR	96,742,132
95,200	Alaska Air Group, Inc.	7,259,000
1,057,200	American Airlines Group, Inc.	48,863,784
186,800	Boeing Co. (The)	27,659,476
154,000	C.H. Robinson Worldwide, Inc.	10,684,520
260,000	Caterpillar, Inc.	18,977,400
245,000	CSX Corp.	6,612,550
165,000	Curtiss-Wright Corp.	11,477,400
641,719	Deere & Co.	50,054,082
201,900	FedEx Corp.	31,506,495
212,650	Honeywell International, Inc.	21,962,492
466,400	Jacobs Engineering Group, Inc. (a)	18,721,296

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

October 31, 2015 – continued

Shares		Value
Industrials (continued)
199,761	Matson, Inc.	$9,155,046
307,000	Norfolk Southern Corp.	24,569,210
280,000	Pentair PLC	15,657,600
100,000	Republic Services, Inc.	4,374,000
644,700	Ritchie Bros. Auctioneers, Inc.	16,742,859
91,000	Rockwell Automation, Inc.	9,933,560
157,600	Safran S.A. – EUR	11,977,101
3,458,500	Southwest Airlines Co.	160,093,965
100,000	Tyco International PLC	3,644,000
181,700	United Parcel Service, Inc. – Class B	18,718,734
56,000	United Technologies Corp.	5,510,960

		645,632,662

Information Technology – 28.7%
1,040,000	Activision Blizzard, Inc.	36,150,400
509,600	Adobe Systems, Inc. (a)	45,181,136
35,000	Alphabet, Inc. – Class A (a)	25,808,650
35,000	Alphabet, Inc. – Class C (a)	24,878,350
1,110,830	Altera Corp.	58,374,116
611,800	Analog Devices, Inc.	36,781,416
1,675,000	Applied Materials, Inc.	28,089,750
440,000	Broadcom Corp. – Class A	22,616,000
3,217,200	Cisco Systems, Inc.	92,816,220
750,000	Corning, Inc.	13,950,000
485,000	Diebold, Inc.	17,881,950
2,810,000	eBay, Inc. (a)	78,399,000
668,700	EMC Corp.	17,533,314
2,711,500	Hewlett-Packard Co.	73,102,040
525,000	HP, Inc. (c)	6,368,250
1,464,600	Intel Corp.	49,591,356
2,141,800	Keysight Technologies, Inc. (a)	70,850,744
754,500	KLA-Tencor Corp.	50,642,040
8,438,200	L.M. Ericsson Telephone Co. – ADR	82,188,068
49,000	MasterCard, Inc. – Class A	4,850,510
1,833,100	Microsoft Corp.	96,494,384
3,676,775	NetApp, Inc.	125,010,350
1,534,924	NeuStar, Inc. – Class A (a)	41,734,584
545,000	NVIDIA Corp.	15,461,650
1,760,000	PayPal Holdings, Inc. (a)	63,377,600
775,905	QUALCOMM, Inc.	46,104,275
509,400	SanDisk Corp.	39,223,800
48,100	Symantec Corp.	990,860
390,000	Teradyne, Inc.	7,612,800
1,632,800	Texas Instruments, Inc.	92,612,416

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

October 31, 2015 – continued

Shares		Value
Information Technology (continued)
200,000	Thomson Reuters Corp.	$8,204,000
396,400	Visa, Inc. – Class A	30,752,712
1,850,000	Yahoo!, Inc. (a)	65,897,000

		1,469,529,741

Materials – 1.8%
340,000	Celanese Corp. – Series A	24,157,000
31,560	Chemours Co. (The)	218,711
429,700	Dow Chemical Co. (The)	22,202,599
157,800	E.I. du Pont de Nemours & Co.	10,004,520
65,000	Greif, Inc. – Class A	2,130,700
25,000	Lyondellbasell Industries N.V. – Class A	2,322,750
135,900	Monsanto Co.	12,668,598
86,900	Potash Corp. of Saskatchewan, Inc.	1,757,987
431,200	Schweitzer-Mauduit International, Inc.	16,739,184
20,000	Sensient Technologies Corp.	1,305,400

		93,507,449

Telecommunication Services – 0.0%
1,270	AT&T, Inc.	42,558

Utilities – 0.3%
372,379	Public Service Enterprise Group, Inc.	15,375,529

TOTAL COMMON STOCKS (Cost $3,550,858,639)		$4,639,097,188

SHORT-TERM INVESTMENTS – 9.3%
477,205,868	Dreyfus Treasury Prime Cash Management Fund	477,205,868

TOTAL SHORT-TERM INVESTMENTS (Cost $477,205,868)		477,205,868

TOTAL INVESTMENTS (Cost $4,028,064,507) – 99.8%		5,116,303,056
Other Assets in Excess of Liabilities – 0.2%		9,709,697

TOTAL NET ASSETS – 100.0%		$5,126,012,753

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	A when-issued security is purchased with a settlement period greater than the standard trade date plus three trading days because, while authorized by the company, the shares have not yet been issued. When-issued transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the purchase price.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund October 31, 2015

Shares		Value
COMMON STOCKS – 93.7%
Consumer Discretionary – 12.6%
2,145,000	Ascena Retail Group, Inc. (a)	$28,571,400
154,200	Bed Bath & Beyond, Inc. (a)	9,194,946
965,915	CarMax, Inc. (a)	56,998,644
1,975,746	Carnival Corp.	106,848,344
2,850,000	DreamWorks Animation SKG, Inc. – Class A (a)	57,684,000
586,000	Gildan Activewear, Inc.	16,835,780
1,581,198	L Brands, Inc.	151,763,384
357,099	Las Vegas Sands Corp.	17,679,972
1,694,600	Norwegian Cruise Line Holdings Ltd. (a)	107,810,452
136,000	Ross Stores, Inc.	6,878,880
390,000	Royal Caribbean Cruises Ltd.	38,356,500
1,658,127	Shutterfly, Inc. (a)	69,160,477
3,764,000	Sony Corp. – ADR	106,897,600
126,000	TJX Cos., Inc.	9,221,940
129,685	Urban Outfitters, Inc. (a)	3,708,991

		787,611,310

Consumer Staples – 0.7%
153,700	Blue Buffalo Pet Products, Inc. (a)	2,757,378
3,088,411	Boulder Brands, Inc. (a) (b)	27,363,321
152,000	CVS Health Corp.	15,014,560

		45,135,259

Energy – 0.7%
85,000	EOG Resources, Inc.	7,297,250
70,000	Frank’s International N.V.	1,201,200
70,000	National Oilwell Varco, Inc.	2,634,800
70,000	Range Resources Corp.	2,130,800
104,300	Schlumberger Ltd.	8,152,088
550,000	Southwestern Energy Co. (a)	6,072,000
953,400	Transocean Ltd.	15,092,322

		42,580,460

Financials – 5.7%
3,595,223	Charles Schwab Corp. (The)	109,726,206
100,000	CME Group, Inc.	9,447,000
205,000	Discover Financial Services	11,525,100
3,208,600	E*TRADE Financial Corp. (a)	91,477,186
955,000	JPMorgan Chase & Co.	61,358,750
510,350	Marsh & McLennan Cos., Inc.	28,446,909
550,000	Progressive Corp. (The)	18,221,500
550,000	Wells Fargo & Co.	29,777,000

		359,979,651

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

October 31, 2015 – continued

Shares		Value
Health Care – 31.7%
852,018	Abbott Laboratories	$38,170,406
1,934,800	ABIOMED, Inc. (a)	142,517,368
3,731,600	Accuray, Inc. (a)	25,001,720
950,000	Affymetrix, Inc. (a)	8,740,000
311,300	Agilent Technologies, Inc.	11,754,688
1,369,100	Amgen, Inc.	216,564,238
440,200	Biogen, Inc. (a)	127,882,502
370,200	BioMarin Pharmaceutical, Inc. (a)	43,328,208
1,058,800	Boston Scientific Corp. (a)	19,354,864
1,030,100	Cepheid, Inc. (a)	34,405,340
118,700	Charles River Laboratories International, Inc. (a)	7,743,988
30,000	Dyax Corp. (a)	825,900
3,202,151	Eli Lilly & Co.	261,199,457
2,050,743	Epizyme, Inc. (a)	26,844,226
463,400	Illumina, Inc. (a)	66,395,952
6,741,054	ImmunoGen, Inc. (a) (b)	78,870,332
2,722,221	Insulet Corp. (a)	81,394,408
583,537	Johnson & Johnson	58,954,743
494,150	Medtronic PLC	36,527,568
680,000	Merck & Co., Inc.	37,168,800
552,700	Momenta Pharmaceuticals, Inc. (a)	9,069,807
5,791,656	Nektar Therapeutics (a)	68,746,957
516,750	Novartis AG – ADR	46,729,702
220,000	NuVasive, Inc. (a)	10,375,200
363,000	OraSure Technologies, Inc. (a)	1,887,600
276,300	PerkinElmer, Inc.	14,268,132
3,343,614	QIAGEN N.V. (a)	80,815,150
586,500	Roche Holding AG – CHF	159,196,672
5,104,900	Seattle Genetics, Inc. (a)	211,802,301
311,400	Thermo Fisher Scientific, Inc.	40,724,892
105,000	Waters Corp. (a)	13,419,000

		1,980,680,121

Industrials – 10.7%
960,000	AECOM (a)	28,291,200
737,700	Airbus Group SE – EUR	51,398,395
1,728,000	American Airlines Group, Inc.	79,868,160
305,000	Avis Budget Group, Inc. (a)	15,231,700
140,000	C.H. Robinson Worldwide, Inc.	9,713,200
138,000	Caterpillar, Inc.	10,072,620
146,000	CIRCOR International, Inc.	6,704,320
259,000	Curtiss-Wright Corp.	18,016,040
1,200,000	Delta Air Lines, Inc.	61,008,000
170,000	Expeditors International of Washington, Inc.	8,464,300

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

October 31, 2015 – continued

Shares		Value
Industrials (continued)
40,900	FedEx Corp.	$6,382,445
179,000	IDEX Corp.	13,740,040
1,075,794	Jacobs Engineering Group, Inc. (a)	43,182,371
1,227,550	JetBlue Airways Corp. (a)	30,492,342
489,000	Ritchie Bros. Auctioneers, Inc.	12,699,330
33,100	Rockwell Automation, Inc.	3,613,196
2,997,700	Southwest Airlines Co.	138,763,533
1,526,300	United Continental Holdings, Inc. (a)	92,051,153
86,000	United Parcel Service, Inc. – Class B	8,859,720
854,900	Virgin America, Inc. (a)	30,442,989

		668,995,054

Information Technology – 30.8%
1,491,500	Adobe Systems, Inc. (a)	132,236,390
1,443,000	Alibaba Group Holding Ltd. – ADR (a)	120,966,690
114,667	Alphabet, Inc. – Class A (a)	84,554,299
115,530	Alphabet, Inc. – Class C (a)	82,119,879
1,115,170	Altera Corp.	58,602,184
137,000	Analog Devices, Inc.	8,236,440
51,700	Applied Materials, Inc.	867,009
272,517	ASML Holding N.V.	25,286,852
12,279,650	BlackBerry Ltd. (a)	89,518,649
220,000	Broadcom Corp. – Class A	11,308,000
704,000	Cisco Systems, Inc.	20,310,400
350,000	Corning, Inc.	6,510,000
1,320,100	Cree, Inc. (a)	33,253,319
34,300	eBay, Inc. (a)	956,970
265,000	Electronic Arts, Inc. (a)	19,098,550
767,000	Ellie Mae, Inc. (a)	55,975,660
1,698,700	EMC Corp.	44,539,914
114,000	F5 Networks, Inc. (a)	12,562,800
4,358,700	Flextronics International Ltd. (a)	49,645,593
658,418	FormFactor, Inc. (a)	5,425,364
2,044,000	Hewlett-Packard Co.	55,106,240
130,000	HP, Inc. (c)	1,576,900
1,521,200	Intel Corp.	51,507,832
105,000	Intuit, Inc.	10,230,150
625,000	Jabil Circuit, Inc.	14,362,500
763,150	Keysight Technologies, Inc. (a)	25,245,002
470,000	KLA-Tencor Corp.	31,546,400
7,117,800	L.M. Ericsson Telephone Co. – ADR	69,327,372
1,950,000	Micron Technology, Inc. (a)	32,292,000
2,427,100	Microsoft Corp.	127,762,544
3,243,811	NetApp, Inc.	110,289,574

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

October 31, 2015 – continued

Shares		Value
Information Technology (continued)
1,653,100	NeuStar, Inc. – Class A (a)	$44,947,789
2,030,000	Nuance Communications, Inc. (a)	34,449,100
678,000	NVIDIA Corp.	19,234,860
34,300	PayPal Holdings, Inc. (a)	1,235,143
843,250	QUALCOMM, Inc.	50,105,915
160,000	Rambus, Inc. (a)	1,651,200
1,430,200	SanDisk Corp.	110,125,400
1,250,000	Stratasys Ltd. (a)	31,875,000
33,180	Symantec Corp.	683,508
1,793,895	Texas Instruments, Inc.	101,749,724
957,900	Trimble Navigation Ltd. (a)	21,792,225
1,050,000	Visa, Inc. – Class A	81,459,000
314,150	VMware, Inc. – Class A (a)	18,896,123
490,000	Yahoo, Inc. (a)	17,453,800

		1,926,880,263

Materials – 0.8%
394,500	Monsanto Co.	36,775,290
100,000	Praxair, Inc.	11,109,000

		47,884,290

Telecommunication Services – 0.0%
66,725	AT&T, Inc.	2,235,955

TOTAL COMMON STOCKS (Cost $4,005,324,875)		$5,861,982,363

SHORT-TERM INVESTMENTS – 6.5%
405,036,971	Dreyfus Treasury Prime Cash Management Fund	405,036,971

TOTAL SHORT-TERM INVESTMENTS (Cost $405,036,971)		405,036,971

TOTAL INVESTMENTS (Cost $4,410,361,846) – 100.2%		6,267,019,334
Liabilities in Excess of Other Assets – (0.2)%		(12,454,515)

TOTAL NET ASSETS – 100.0%		$6,254,564,819

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	A when-issued security is purchased with a settlement period greater than the standard trade date plus three trading days because, while authorized by the company, the shares have not yet been issued. When-issued transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the purchase price.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund October 31, 2015

Shares		Value
COMMON STOCKS – 96.1%
Consumer Discretionary – 15.6%
8,000	Aaron’s, Inc.	$197,360
2,248,000	Ascena Retail Group, Inc. (a)	29,943,360
1,368,500	Boot Barn Holdings, Inc. (a) (b)	20,527,500
1,283,400	CarMax, Inc. (a)	75,733,434
8,586,500	Chegg, Inc. (a) (b)	59,246,850
5,706,700	DreamWorks Animation SKG, Inc. – Class A (a) (b)	115,503,608
10,200	Francesca’s Holdings, Corp. (a)	144,942
522,600	Gildan Activewear, Inc.	15,014,298
300,000	Norwegian Cruise Line Holdings, Ltd. (a)	19,086,000
37,800	Ollie’s Bargain Outlet Holdings, Inc. (a)	599,130
1,587,201	Royal Caribbean Cruises Ltd.	156,101,218
3,056,100	Shutterfly, Inc. (a) (b)	127,469,931
7,441,000	Sony Corp. – ADR	211,324,400
254,990	Tesla Motors, Inc. (a)	52,765,081
2,036,500	Tribune Media Co. – Class A	82,132,045
1,566,151	Tribune Publishing Co. (b)	14,784,466
3,678,386	Tuesday Morning Corp. (a) (b)	19,900,068
539,900	Urban Outfitters, Inc. (a)	15,441,140

		1,015,914,831

Consumer Staples – 0.6%
4,610,189	Boulder Brands, Inc. (a) (b)	40,846,274
12,000	Post Holdings, Inc. (a)	771,240

		41,617,514

Energy – 1.1%
545,400	Cabot Oil & Gas Corp.	11,840,634
5,400	Cameron International Corp. (a)	367,254
40,000	EOG Resources, Inc.	3,434,000
85,800	National Oilwell Varco, Inc.	3,229,512
7,000	Range Resources Corp.	213,080
2,700,000	Rex Energy Corp. (a)	6,102,000
7,597,813	Solazyme, Inc. (a) (b)	24,920,827
1,125,382	Transocean Ltd.	17,814,797

		67,922,104

Financials – 2.2%
238,000	CME Group, Inc.	22,483,860
127,500	Discover Financial Services	7,168,050
576,500	E*TRADE Financial Corp. (a)	16,436,015

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

October 31, 2015 – continued

Shares		Value
Financials (continued)
905,820	MarketAxess Holdings, Inc.	$91,768,624
65,000	Progressive Corp. (The)	2,153,450

		140,009,999

Health Care – 30.0%
2,143,000	Abaxis, Inc. (b)	107,600,030
1,503,300	Abbott Laboratories	67,347,840
2,640,373	ABIOMED, Inc. (a) (b)	194,489,875
3,666,900	Accuray, Inc. (a)	24,568,230
5,007,000	Affymetrix, Inc. (a) (b)	46,064,400
2,838,000	Arbutus Biopharma Corp. (a) (b)	15,609,000
365,400	Avalanche Biotechnologies, Inc. (a)	3,080,322
346,400	Axovant Sciences Ltd. (a)	4,222,616
204,100	Biogen, Inc. (a)	59,293,091
602,300	BioMarin Pharmaceutical, Inc. (a)	70,493,192
99,000	Boston Scientific Corp. (a)	1,809,720
5,315,500	Cardica, Inc. (a) (b)	1,072,668
1,015,700	Cepheid, Inc. (a)	33,924,380
7,500,000	Cerus Corp. (a) (b)	35,775,000
496,660	Charles River Laboratories International, Inc. (a)	32,402,099
7,689,720	Dyax Corp. (a) (b)	211,697,992
1,106,500	Eli Lilly & Co.	90,257,205
2,732,706	Epizyme, Inc. (a) (b)	35,771,122
2,555,000	Exact Sciences Corp. (a)	21,283,150
162,200	Flex Pharma, Inc. (a)	1,837,726
2,871,132	Fluidigm Corp. (a) (b)	31,036,937
113,000	Illumina, Inc. (a)	16,190,640
3,857,750	ImmunoGen, Inc. (a)	45,135,675
2,067,956	Insulet Corp. (a)	61,831,884
169,025	KaloBios Pharmaceuticals, Inc. (a)	326,218
1,781,183	Momenta Pharmaceuticals, Inc. (a)	29,229,213
11,667,830	Nektar Therapeutics (a) (b)	138,497,142
4,964,082	Novadaq Technologies, Inc. (a) (b)	64,781,270
505,000	NuVasive, Inc. (a)	23,815,800
144,100	OncoMed Pharmaceuticals, Inc. (a)	2,883,441
1,523,900	OraSure Technologies, Inc. (a)	7,924,280
17,800	Penumbra, Inc. (a)	659,134
2,298,000	Pfenex, Inc. (a) (b)	41,547,840
5,241,114	QIAGEN N.V. (a)	126,677,725
426,400	Roche Holding AG – CHF	115,739,916

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

October 31, 2015 – continued

Shares		Value
Health Care (continued)
3,916,900	Seattle Genetics, Inc. (a)	$162,512,181
1,980,900	Xencor, Inc. (a)	21,453,147
74,000	XenoPort, Inc. (a)	452,140

		1,949,294,241

Industrials – 15.0%
455,600	AECOM (a)	13,426,532
772,400	Alaska Air Group, Inc.	58,895,500
3,500	Allegiant Travel Co.	691,075
3,275,700	American Airlines Group, Inc.	151,402,854
197,000	CIRCOR International, Inc.	9,046,240
16,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	271,840
171,400	Curtiss-Wright Corp.	11,922,584
3,410,900	Delta Air Lines, Inc.	173,410,156
56,700	Esterline Technologies Corp. (a)	4,368,735
615,000	Hawaiian Holdings, Inc. (a)	21,340,500
704,500	Hertz Global Holdings, Inc. (a)	13,737,750
952,600	Jacobs Engineering Group, Inc. (a)	38,237,364
6,630,925	JetBlue Airways Corp. (a)	164,712,177
525,000	NCI Building Systems, Inc. (a)	5,491,500
645,100	NN, Inc.	8,902,380
575,372	Ritchie Bros. Auctioneers, Inc.	14,942,411
907,000	Southwest Airlines Co.	41,985,030
470,500	Spirit Airlines, Inc. (a)	17,464,960
2,400	TransDigm Group, Inc. (a)	527,640
152,900	Trex Co., Inc. (a)	5,973,803
3,232,500	United Continental Holdings, Inc. (a)	194,952,075
3,224,000	UTi Worldwide, Inc.	22,987,120

		974,690,226

Information Technology – 29.7%
35,000	A10 Networks, Inc. (a)	251,300
1,062,100	Adobe Systems, Inc. (a)	94,165,786
550,000	Alibaba Group Holding Ltd. – ADR (a)	46,106,500
103,370	Alphabet, Inc. – Class A (a)	76,224,004
103,653	Alphabet, Inc. – Class C (a)	73,677,589
820,200	Altera Corp.	43,101,510
15,000	Applied Materials, Inc.	251,550
4,300	Arista Networks, Inc. (a)	277,393
150,000	ASML Holding N.V.	13,918,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

October 31, 2015 – continued

Shares		Value
Information Technology (continued)
11,300,000	Axcelis Technologies, Inc. (a) (b)	$31,640,000
465,000	Barracuda Networks, Inc. (a)	8,918,700
22,027,495	BlackBerry Ltd. (a)	160,580,439
20,000	Broadcom Corp. – Class A	1,028,000
3,193,660	comScore, Inc. (a) (b)	136,624,775
945,000	Cray, Inc. (a)	28,000,350
1,675,300	Cree, Inc. (a)	42,200,807
266,000	Digimarc Corp. (a)	5,974,360
16,900	eBay, Inc. (a)	471,510
135,000	Electronic Arts, Inc. (a)	9,729,450
2,779,200	Ellie Mae, Inc. (a) (b)	202,826,016
1,780,000	EMC Corp.	46,671,600
300,000	F5 Networks, Inc. (a)	33,060,000
1,496,322	FARO Technologies, Inc. (a) (b)	50,560,720
377,000	FEI Co.	27,215,630
300	FireEye, Inc. (a)	7,845
7,701,900	Flextronics International Ltd. (a)	87,724,641
1,138,300	FormFactor, Inc. (a)	9,379,592
2,867,515	Guidance Software, Inc. (a) (b)	16,172,785
235,000	Hewlett-Packard Co.	6,335,600
224,500	Intuit, Inc.	21,873,035
740,000	Jabil Circuit, Inc.	17,005,200
91,000	Keysight Technologies, Inc. (a)	3,010,280
606,400	KLA-Tencor Corp.	40,701,568
91,115	Knowles Corp. (a)	1,517,976
4,564,700	Micron Technology, Inc. (a)	75,591,432
46,419	Mobileye N.V. (a)	2,112,993
2,014,387	NetApp, Inc.	68,489,158
1,414,086	NeuStar, Inc. – Class A (a)	38,448,998
202,000	Nimble Storage, Inc. (a)	4,565,200
2,972,406	Nuance Communications, Inc. (a)	50,441,730
2,697,455	NVIDIA Corp.	76,526,798
16,900	PayPal Holdings, Inc. (a)	608,569
676,300	QUALCOMM, Inc.	40,185,746
172,200	Rambus, Inc. (a)	1,777,104
1,852,100	Rubicon Project, Inc. (The) (a)	28,077,836
1,090,800	SanDisk Corp.	83,991,600
8,488,500	ServiceSource International, Inc. (a) (b)	36,245,895
200,000	SMART Technologies, Inc. – Class A (a)	92,200

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

October 31, 2015 – continued

Shares		Value
Information Technology (continued)
1,340,000	Stratasys Ltd. (a)	$34,170,000
732,000	Trimble Navigation Ltd. (a)	16,653,000
11,400	Twitter, Inc. (a)	324,444
455,000	Universal Display Corp. (a)	15,611,050
230,000	VMware, Inc. – Class A (a)	13,834,500
252,900	Xoom Corp. (a)	6,307,326
34,000	Yahoo!, Inc. (a)	1,211,080

		1,932,471,670

Materials – 0.5%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	5,766,000
284,300	Monsanto Co.	26,502,446
94,100	Potash Corp. of Saskatchewan, Inc.	1,903,643

		34,172,089

Telecom Services – 1.4%
232	AT&T, Inc.	7,774
19,330,000	Sprint Corp. (a)	91,430,900

		91,438,674

TOTAL COMMON STOCKS (Cost $4,467,094,126)		$6,247,531,348

SHORT-TERM INVESTMENTS – 4.1%
269,327,487	Dreyfus Treasury Prime Cash Management Fund	269,327,487

TOTAL SHORT-TERM INVESTMENTS (Cost $269,327,487)		269,327,487

TOTAL INVESTMENTS (Cost $4,736,421,613) – 100.2%		6,516,858,835
Liabilities in Excess of Other Assets – (0.2)%		(14,064,058)

TOTAL NET ASSETS – 100.0%		$6,502,794,777

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds October 31, 2015

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost	$4,028,064,507	$4,410,361,846	$4,736,421,613

Investments, at value (unaffiliated)	$5,099,154,352	$6,160,785,681	$4,689,879,844
Investments, at value (affiliated)	17,148,704	106,233,653	1,826,978,991
Cash	—	—	127,594
Receivable for investment sold	2,612,825	3,789,872	4,045,992
Receivable for dividends and interest	6,469,142	4,112,165	2,338,696
Receivable for fund shares sold	17,552,124	9,965,073	4,454,091
Prepaid expenses and other assets	39,482	42,600	24,148

Total assets	5,142,976,629	6,284,929,044	6,527,849,356

LIABILITIES
Payable for investments purchased	7,641,467	18,142,502	11,782,533
Payable for fund shares repurchased	1,808,800	2,641,719	3,112,367
Payable to the advisor (Note 6)	6,552,807	8,363,724	9,109,965
Other accrued expenses and liabilities	960,802	1,216,280	1,049,714

Total liabilities	16,963,876	30,364,225	25,054,579

NET ASSETS	$5,126,012,753	$6,254,564,819	$6,502,794,777

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	209,619,621	230,904,817	195,429,065

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.45	$27.09	$33.27

COMPONENTS OF NET ASSETS
Paid-in capital	$3,955,662,281	$4,323,229,991	$4,333,504,066
Undistributed net investment income	40,851,074	19,279,640	503,498
Accumulated net realized gain	41,399,533	55,527,751	388,444,541
Net unrealized appreciation	1,088,099,865	1,856,527,437	1,780,342,672

Net assets	$5,126,012,753	$6,254,564,819	$6,502,794,777

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Year Ended October 31, 2015

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Income
Dividends(1)	$87,698,558	$65,801,587	$52,146,884
Interest income	352	131	76

Total income	87,698,910	65,801,718	52,146,960

Expenses
Advisory fees	23,780,037	30,899,053	36,557,514
Shareholder servicing	2,581,731	3,010,022	2,424,874
Custody	251,639	290,572	288,014
Trustee fees	78,936	78,937	78,937
Other	1,311,389	1,517,805	1,583,369

Total expenses	28,003,732	35,796,389	40,932,708

Net investment income	59,695,178	30,005,329	11,214,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments(2)	51,744,429	66,044,493	425,573,920
Foreign currency transactions	(71,444)	(138,322)	(103,874)
Change in unrealized appreciation/depreciation on:
Investments	155,442,989	245,975,541	(136,132,060)
Foreign currency translations	(59,275)	1,335	(3,239)

Net realized and unrealized gain on investments and foreign currency	207,056,699	311,883,047	289,334,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$266,751,877	$341,888,376	$300,548,999

(1)	Net of foreign taxes withheld of $1,702,369, $1,522,086, and $700,339, respectively.
(2)	Includes net realized loss on sales of affiliated companies of $0, $0, and $68,821,026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Year Ended October 31, 2015	Year Ended October 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$59,695,178	$35,275,392
Net realized gain (loss) on:
Investments	51,744,429	60,873,459
Foreign currency transactions	(71,444)	18,456
Change in unrealized appreciation/depreciation on:
Investments	155,442,989	312,188,980
Foreign currency translations	(59,275)	(109,276)

Net increase in net assets resulting from operations	266,751,877	408,247,011

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(48,367,226)	(25,544,000)
Net realized gain on investments	(55,247,855)	(7,013,392)

Net decrease in net assets resulting from distributions paid	(103,615,081)	(32,557,392)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,004,472,389	1,379,398,107
Proceeds from reinvestment of distributions	64,917,038	19,473,550
Cost of shares repurchased	(639,033,439)	(376,708,561)

Net increase from capital share transactions	1,430,355,988	1,022,163,096

Total increase in net assets	1,593,492,784	1,397,852,715

NET ASSETS
Beginning of year	3,532,519,969	2,134,667,254

End of year (includes undistributed net investment income of $40,851,074 and $29,594,566, respectively)	$5,126,012,753	$3,532,519,969

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	149,772,161	103,820,982

Shares sold	83,731,435	62,248,954
Shares issued on reinvestment of distributions	2,822,480	943,029
Shares repurchased	(26,706,455)	(17,240,804)

Increase in capital shares	59,847,460	45,951,179

Shares outstanding, end of year	209,619,621	149,772,161

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Year Ended October 31, 2015	Year Ended October 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$30,005,329	$22,842,718
Net realized gain (loss) on:
Investments	66,044,493	128,037,118
Foreign currency transactions	(138,322)	28,407
Change in unrealized appreciation/depreciation on:
Investments	245,975,541	457,447,081
Foreign currency translations	1,335	(180,298)

Net increase in net assets resulting from operations	341,888,376	608,175,026

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,191,718)	(12,772,829)
Net realized gain on investments	(118,727,114)	(73,025,511)

Net decrease in net assets resulting from distributions paid	(148,918,832)	(85,798,340)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,075,669,127	1,300,616,020
Proceeds from reinvestment of distributions	139,731,443	81,199,742
Cost of shares repurchased	(850,015,666)	(869,158,941)

Net increase from capital share transactions	1,365,384,904	512,656,821

Total increase in net assets	1,558,354,448	1,035,033,507

NET ASSETS
Beginning of year	4,696,210,371	3,661,176,864

End of year (includes undistributed net investment income of $19,279,640 and $19,604,351, respectively)	$6,254,564,819	$4,696,210,371

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	179,647,788	158,564,375

Shares sold	77,643,893	53,188,883
Shares issued on reinvestment of distributions	5,542,699	3,512,100
Shares repurchased	(31,929,563)	(35,617,570)

Increase in capital shares	51,257,029	21,083,413

Shares outstanding, end of year	230,904,817	179,647,788

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

Year
Ended October 31, 2015

Year
Ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment income (loss)

$
11,214,252

$
(4,723,431
)

Net realized gain (loss) on:

Investments

425,573,920

286,679,248

Foreign currency transactions

(103,874
)

20,598

Change in unrealized appreciation/depreciation on:

Investments

(136,132,060
)

566,323,190

Foreign currency translations

(3,239
)

(125,377
)

Net increase in net assets resulting from operations

300,548,999

848,174,228

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

(10,605,768
)

—

Net realized gain on investments

(273,260,143
)

(82,866,081
)

Net decrease in net assets resulting from distributions paid

(283,865,911
)

(82,866,081
)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold

1,305,237,495

1,984,230,161

Proceeds from reinvestment of distributions

266,806,818

78,132,373

Cost of shares repurchased

(1,048,464,115
)

(1,308,262,342
)

Net increase from capital share transactions

523,580,198

754,100,192

Total increase in net assets

540,263,286

1,519,408,339

NET ASSETS

Beginning of year

5,962,531,491

4,443,123,152

End of year (includes undistributed net investment income of $503,498 and $0, respectively)

$
6,502,794,777

$
5,962,531,491

CHANGE IN CAPITAL SHARES

Shares outstanding, beginning of year

179,545,427

154,739,429

Shares sold

38,356,506

65,025,913

Shares issued on reinvestment of distributions

8,581,757

2,702,289

Shares repurchased

(31,054,625
)

(42,922,204
)

Increase in capital shares

15,883,638

24,805,998

Shares outstanding, end of year

195,429,065

179,545,427

The accompanying notes
are an integral part of these financial statements.

  Financial Highlights
PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each year.

Year Ended Oct. 31, 2015

Year Ended Oct. 31, 2014

Year Ended Oct. 31, 2013

Year Ended Oct. 31, 2012

Year Ended Oct.
31, 2011

Net asset value, beginning of the year

$
23.59

$
20.56

$
15.75

$
14.32

$
13.48

Income from investment operations:

Net investment income

0.31

0.25

0.27

0.21

0.16

Net realized and unrealized gain on

investments and foreign currency

1.21

3.09

4.79

1.40

0.79

Total from investment operations

1.52

3.34

5.06

1.61

0.95

Less:

Dividends from net investment income

(0.31
)

(0.24
)

(0.25
)

(0.18
)

(0.11
)

Distributions from net realized gain

(0.35
)

(0.07
)

—

—

—

Total distributions

(0.66
)

(0.31
)

(0.25
)

(0.18
)

(0.11
)

Net asset value, end of year

$
24.45

$
23.59

$
20.56

$
15.75

$
14.32

Total return

6.64
%

16.45
%

32.55
%

11.39
%

7.05
%

Ratios/supplemental data:

Net assets, end of year (millions)

$
5,126.0

$
3,532.5

$
2,134.7

$
1,522.2

$
904.3

Ratio of expenses to average net assets

0.65
%

0.62
%

0.63
%

0.66
%

0.66
%

Ratio of net investment income to average net assets

1.38
%

1.34
%

1.65
%

1.57
%

1.25
%

Portfolio turnover rate

7
%

8
%

15
%

11
%

24
%

The
accompanying notes are an integral part of these financial statements.

  Financial Highlights   PRIMECAP Odyssey Growth Fund   For a capital share outstanding
throughout each year.

Year Ended Oct. 31, 2015

Year Ended Oct. 31, 2014

Year Ended Oct. 31, 2013

Year Ended Oct. 31, 2012

Year Ended Oct. 31, 2011

Net asset value, beginning of the year

$
26.14

$
23.09

$
16.83

$
15.44

$
14.70

Income from investment operations:

Net investment income

0.14

0.13

0.10

0.09

0.04

Net realized and unrealized gain on

investments and foreign currency

1.62

3.45

6.26

1.42

0.71

Total from investment operations

1.76

3.58

6.36

1.51

0.75

Less:

Dividends from net investment income

(0.16
)

(0.08
)

(0.10
)

(0.06
)

(0.01
)

Distributions from net realized gain

(0.65
)

(0.45
)

—

(0.06
)

—

Total distributions

(0.81
)

(0.53
)

(0.10
)

(0.12
)

(0.01
)

Net asset value, end of year

$
27.09

$
26.14

$
23.09

$
16.83

$
15.44

Total return

6.96
%

15.82
%

38.02
%

9.86
%

5.13
%

Ratios/supplemental data:

Net assets, end of year (millions)

$
6,254.6

$
4,696.2

$
3,661.2

$
2,201.9

$
1,821.9

Ratio of expenses to average net assets

0.64
%

0.63
%

0.65
%

0.67
%

0.66
%

Ratio of net investment income to average net assets

0.53
%

0.54
%

0.51
%

0.55
%

0.26
%

Portfolio turnover rate

5
%

10
%

10
%

12
%

13
%

The accompanying notes
are an integral part of these financial statements.

  Financial Highlights   PRIMECAP Odyssey Aggressive Growth Fund   For a capital share
outstanding throughout each year.

Year Ended Oct. 31, 2015

Year Ended Oct. 31, 2014

Year Ended Oct. 31, 2013

Year Ended Oct. 31, 2012

Year Ended Oct. 31, 2011

Net asset value, beginning of the year

$
33.21

$
28.71

$
18.86

$
16.99

$
16.17

Income from investment operations:

Net investment income (loss)

0.06

(0.03
)

(0.04
)

(0.05
)

(0.05
)

Net realized and unrealized gain

on investments and foreign currency

1.54

5.04

9.89

2.24

1.40

Total from investment operations

1.60

5.01

9.85

2.19

1.35

Less:

Dividends from net investment income

(0.06
)

—

—

—

—

Distributions from net realized gain

(1.48
)

(0.51
)

—

(0.32
)

(0.53
)

Total distributions

(1.54
)

(0.51
)

—

(0.32
)

(0.53
)

Net asset value, end of year

$
33.27

$
33.21

$
28.71

$
18.86

$
16.99

Total return

5.13
%

17.71
%

52.23
%

13.25
%

8.50
%

Ratios/supplemental data:

Net assets, end of year (millions)

$
6,502.8

$
5,962.5

$
4,443.1

$
1,541.5

$
1,134.5

Ratio of expenses to average net assets

0.62
%

0.62
%

0.64
%

0.68
%

0.68
%

Ratio of net investment income (loss) to average net assets

0.17
%

(0.09
%)

(0.23
%)

(0.32
%)

(0.33
%)

Portfolio turnover rate

15
%

13
%

11
%

14
%

11
%

The
accompanying notes are an integral part of these financial statements.

  Notes to Financial Statements
PRIMECAP Odyssey Funds For the Year Ended October 31, 2015

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized
on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company
(the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each
Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey
Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United
States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing
Standards Codification Topic 946.

A.
Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act. In May, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820):
Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using net asset value per share as a practical expedient. For public business entities, ASU 2015-07 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Funds are considering the impact of this guidance.

B.
Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.
Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of
4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.
Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2015, the Funds did not incur any interest or penalties. As of
October 31, 2015, open tax years include the tax years ended October 31, 2012 through October 31, 2015. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

E.
Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.
Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.
Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended October 31, 2015 were as follows:

Fund

Purchases

Sales

PRIMECAP Odyssey Stock Fund

$
1,605,501,667

$
279,420,821

PRIMECAP Odyssey Growth Fund

$
1,397,831,225

$
261,570,055

PRIMECAP Odyssey Aggressive Growth Fund

$
1,092,040,365

$
946,494,512

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –
Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –
Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of October 31, 2015. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period. These assets are measured on a recurring basis.

Fund

Description

Quoted prices in active markets for identical assets (Level 1)

Significant other observable inputs (Level 2)

Significant unobservable inputs (Level 3)

Total

  PRIMECAP
 Odyssey Stock
Fund

Common Stock(1)

$
4,639,097,188

$
—

$
—

$
4,639,097,188

Short-Term Investments

477,205,868

—

—

477,205,868

Total Investments in Securities

$
5,116,303,056

$
—

$
—

$
5,116,303,056

  PRIMECAP
 Odyssey Growth
Fund

Common Stock(1)

$
5,861,982,363

$
—

$
—

$
5,861,982,363

Short-Term Investments

405,036,971

—

—

405,036,971

Total Investments in Securities

$
6,267,019,334

$
—

$
—

$
6,267,019,334

  PRIMECAP
Odyssey Aggressive Growth Fund

Common Stock(1)

$
6,247,531,348

$
—

$
—

$
6,247,531,348

Short-Term Investments

269,327,487

—

—

269,327,487

Total Investments in Securities

$
6,516,858,835

$
—

$
—

$
6,516,858,835

(1)
Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2015, the components of capital on a tax basis were as follows:

PRIMECAP Odyssey Stock Fund

PRIMECAP Odyssey Growth Fund

PRIMECAP Odyssey Aggressive Growth Fund

Cost of investments for tax purposes(1)

$
4,031,297,153

$
4,414,338,793

$
4,745,210,517

Gross tax unrealized appreciation

1,247,179,388

2,112,230,741

2,336,460,292

Gross tax unrealized depreciation

(162,173,485
)

(259,550,200
)

(564,811,974
)

Net tax unrealized appreciation

1,085,005,903

1,852,680,541

1,771,648,318

Undistributed ordinary income

43,603,068

19,664,988

503,498

Undistributed long-term capital gain

41,880,185

59,119,350

397,233,445

Total distributable earnings

85,483,253

78,784,338

397,736,943

Other accumulated gain (loss)

(138,684
)

(130,051
)

(94,550
)

Total accumulated gain

$
1,170,350,472

$
1,931,334,828

$
2,169,290,711

(1)
  At October 31, 2015 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

U.S. GAAP requires that permanent book-to-tax differences be reclassified among the components of net assets.
These reclassifications have no effect on net assets or NAV. For the fiscal year ended October 31, 2015, the following reclassifications were made:

Undistributed Net Investment Loss

Accumulated Net Realized Loss

Paid In Capital

PRIMECAP Odyssey Stock Fund

$
(71,444)

$
(6,411,938)

$
6,483,382

PRIMECAP Odyssey Growth Fund

$
(138,322)

$
(6,016,846)

$
6,155,168

PRIMECAP Odyssey Aggressive Growth Fund

$
(104,986)

$
(28,171,888)

$
28,276,874

The Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net realized capital gains. The PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund reclassified $6,483,382, $6,155,168, and $28,276,874, respectively, from Accumulated Net
Realized Gain to Paid In Capital. Other permanent book-to-tax differences that required reclassification among the Funds’ capital accounts related to foreign currency adjustments and net operating losses.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

Tax components of dividends paid during the fiscal years ended October 31, 2015 and October 31,
2014 were as follows:

October 31, 2015

October 31, 2014

Ordinary Income Distributions

Long-Term Capital Gain Distributions

Ordinary Income Distributions

Long-Term Capital Gain Distributions

Stock Fund

$
53,436,424

$
50,178,657

$
25,544,000

$
7,013,392

Growth Fund

$
47,607,189

$
101,311,643

$
12,772,829

$
73,025,511

Aggressive Growth Fund

$
54,284,835

$
229,581,076

$
17,599,428

$
65,266,653

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2015.

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the year ended October 31, 2015, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

The Bank of New York Mellon serves as the Funds’ custodian.
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund

Current Period Transactions

Common Stock

Market Value at October 31, 2014

Purchases at Cost

Proceeds from Securities Sold

Dividend Income

Realized Gain (Loss)

Market Value at October 31, 2015

Tribune Publishing Co.

$
33,395,026

$
1,188,129

$
—

$
1,260,333

$
—

$
17,148,704

Total

$
33,395,026

$
1,188,129

$
—

$
1,260,333

$
—

$
17,148,704

PRIMECAP Odyssey Growth Fund

Current Period Transactions

Common Stock

Market Value at October 31, 2014

Purchases at Cost

Proceeds from Securities Sold

Dividend Income

Realized Gain (Loss)

Market  Value
at October 31, 2015

Boulder Brands, Inc.(1)

$
—

$
26,644,617

$
—

$
—

$
—

$
27,363,321

ImmunoGen, Inc.

54,218,226

7,131,549

—

—

—

78,870,332

Total

$
54,218,226

$
33,776,166

$
—

$
—

$
—

$
106,233,653

PRIMECAP Odyssey Aggressive Growth Fund

Current Period Transactions

Common Stock

Market Value at October 31, 2014

Purchases at Cost

Proceeds from Securities Sold

Dividend Income

Realized Gain (Loss)

Market Value
at October 31, 2015

Abaxis, Inc.

$
96,203,817

$
17,046,129

$
—

$
824,618

$
—

$
107,600,030

ABIOMED, Inc.

86,308,953

478,621

—

—

—

194,489,875

Affymetrix, Inc.

43,698,500

1,446,328

—

—

—

46,064,400

Arbutus Biopharma Corp.(1)(2)

—

39,772,861

—

—

—

15,609,000

Audience, Inc.(3)(4)

8,396,316

—

10,984,321

—

(14,519,036
)

N/A

(1)
As of October 31, 2014, the company was not an affiliate.

(2)
During the year, Tekmira Pharmaceuticals Corp. changed its name to Arbutus Biopharma Corp.

(3)
No longer an affiliate as of October 31, 2015.

(4)

During the year ended October 31, 2015, Audience, Inc. was acquired by Knowles Corp. in a cash and stock transaction that was deemed to be taxable. In the transaction, the Aggressive Growth Fund received total proceeds of $8,840,175 ($4,513,289 in cash and $4,326,886 in shares of Knowles Corp.) resulting in a loss of $10,578,509. Prior to the transaction, the Aggressive Growth Fund sold shares of
Audience, Inc. for proceeds of $2,144,146 resulting in a loss of $3,940,527. Total proceeds on disposition of shares of Audience, Inc. were $10,984,321. Net realized loss on the disposition of shares of Audience, Inc. was $14,519,036.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Year Ended October 31, 2015 – continued

PRIMECAP Odyssey Aggressive Growth Fund – continued

Current Period Transactions

Common Stock

Market Value at October 31, 2014

Purchases at Cost

Proceeds from Securities Sold

Dividend Income

Realized Gain (Loss)

Market Value
at October 31, 2015

Axcelis Technologies, Inc.

$
23,370,472

$
1,362,699

$
—

$
—

$
—

$
31,640,000

Boot Barn Holdings, Inc.(1)

—

25,456,020

—

—

—

20,527,500

Boulder Brands, Inc.(1)

—

12,986,901

—

—

—

40,846,274

Cardica, Inc.

5,095,797

130,805

—

—

—

1,072,668

Cerus Corp(1)

—

38,396,905

—

—

—

35,775,000

Chegg, Inc.(1)

—

61,174,792

—

—

—

59,246,850

comScore, Inc.

148,769,370

—

17,773,195

—

7,151,466

136,624,775

DreamWorks Animation SKG, Inc.

122,689,276

4,933,581

—

—

—

115,503,608

Dyax, Corp.

95,791,053

12,202

1,532,808

—

1,168,957

211,697,992

Ellie Mae, Inc.

107,110,904

—

832,225

—

460,429

202,826,016

Epizyme, Inc.(1)

—

46,985,728

9,259,660

—

(11,964,209
)

35,771,122

FARO Technologies, Inc.

77,852,432

3,839,798

—

—

—

50,560,720

Fluidigm Corp.

81,070,428

1,980,636

—

—

—

31,036,937

Guidance Software, Inc.

13,720,619

5,273,025

—

—

—

16,172,785

Marrone Bio Innovations, Inc.

6,091,500

—

—

—

—

5,766,000

Nektar Therapeutics

158,062,773

2,657,399

—

—

—

138,497,142

Novadaq Technologies, Inc.(1)

—

53,305,349

—

—

—

64,781,270

  Peregrine
Semiconductor Corp.(3)(5)

40,815,048

—

40,829,428

—

10,002,393

N/A

Pfenex, Inc.(1)

—

35,251,193

—

—

—

41,547,840

  Polypore
International, Inc.(3)(6)

152,362,872

222,069

209,780,097

—

82,768,162

N/A

ServiceSource International, Inc.

31,725,864

726,634

—

—

—

36,245,895

Shutterfly, Inc.

97,838,822

29,616,489

—

—

—

127,469,931

Solazyme, Inc.

48,246,701

4,020,459

—

—

—

24,920,827

Tribune Publishing Co.

29,204,704

596,631

—

1,090,373

—

14,784,466

Tuesday Morning Corp.

88,818,840

763,681

4,300,171

—

(6,247,136
)

19,900,068

Total

$
1,563,245,061

$
388,436,935

$
295,291,905

$
1,914,991

$
68,821,026

$
1,826,978,991

(1)
As of October 31, 2014, the company was not an affiliate.

(3)
No longer an affiliate as of October 31, 2015.

(5)
  Included in “Proceeds from Securities Sold” are proceeds received when Peregrine Semiconductor Corp. was acquired in an all cash transaction.

(6)
  Included in “Proceeds from Securities Sold” are proceeds received when Polypore International, Inc. was acquired in two all cash transactions.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

  Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders

of the PRIMECAP Odyssey Funds

In our opinion,
the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 15, 2015

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning May 1, 2015 through October 31,
2015.

Actual Expenses

The
information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5%
hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are
meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

 Beginning
 Account
 Value
(5/1/15)

 Ending
 Account
 Value
(10/31/15)

 Expenses Paid   During Period(1)
 (5/1/15 to
10/31/15)

 Expense Ratio   During Period(1)
 (5/1/15 to
10/31/15)

PRIMECAP Odyssey Stock Fund

Actual Performance

$
1,000.00

$
1,007.00

$
3.26

0.64%

Hypothetical Performance (5% return before expenses)

$
1,000.00

$
1,021.96

$
3.28

0.64%

PRIMECAP Odyssey Growth Fund

Actual Performance

$
1,000.00

$
1,017.30

$
3.27

0.64%

Hypothetical Performance (5% return before expenses)

$
1,000.00

$
1,021.97

$
3.27

0.64%

  PRIMECAP Odyssey Aggressive Growth
Fund

Actual Performance

$
1,000.00

$
963.00

$
3.06

0.62%

  Hypothetical Performance (5% return
before expenses)

$
1,000.00

$
1,022.09

$
3.15

0.62%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (184), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

  Additional Information
PRIMECAP Odyssey Funds (Unaudited)

Additional Tax Information

PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and
PRIMECAP Odyssey Aggressive Growth Fund designate 100%, 100%, and 69.82%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2015 as qualified dividend income.

PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 100%, 100%, and 48.94%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2015 as dividends qualifying for the dividends received deduction available for corporate shareholders.

PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 9.49%, 36.58%, and 80.46%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2015 as short-term capital gain under Internal Revenue Code 871(k)(2)(C).

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the
Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Form
N-Q Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the
Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Approval of the Renewal of the Investment Advisory Agreement

The Board of Trustees
(the “Board”) of PRIMECAP Odyssey Funds (the “Trust”) is comprised of five Trustees, four of whom are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the
“Independent Trustees”). In October 2015, the Board of Trustees, including the Independent Trustees, approved a one-year renewal of the Trust’s investment advisory agreement with PRIMECAP Management Company (the “Advisor”)
with respect to the series of the Trust (the “Funds”).

Additional Information

PRIMECAP Odyssey Funds

(Unaudited) – continued

General Information

As part of the annual contract review process, the Independent Trustees, through Trust counsel, requested and received extensive materials, including information related to the nature, extent, and quality of the services provided to the Funds by the Advisor; the short- and long-term performance of each Fund relative to the performance of market indices and other funds in its category as selected by Morningstar, Inc. (“Morningstar”); the advisory fees paid to the Advisor and the total expense ratio of each Fund compared to the advisory fees and the total expense ratios of other funds in the Fund’s Morningstar category; financial information for the Advisor and information related to the profitability to the Advisor of the investment advisory agreement with the Trust; the extent to which the Advisor expects to achieve economies of scale in connection with the services it provides to each Fund; any ancillary or
“fall out” benefits that the Advisor may derive from its relationship with the Funds; and the personnel of the Advisor providing services to the Funds. The Independent Trustees also requested and received information regarding the
Advisor’s risk controls, risk evaluation processes, compliance program (including brokerage and trading processes), business continuity plans, and other matters.

The Trust engaged Morningstar to prepare an independent expense and performance analysis for each Fund compared to similar funds managed by other advisors identified by Morningstar. The Board reviewed the
Morningstar materials, which included comparisons of the performance and risk profile of each Fund to those of relevant market indices and of other funds in the relevant Morningstar institutional and retail categories and in a smaller group of funds selected by Morningstar (each a “peer group”). The Morningstar materials also included for each Fund comparisons of advisory fees and total expenses to those of other funds in the relevant Morningstar category and peer group.

With respect to investment performance, the Trustees noted that the Advisor had made quarterly presentations to the Board regarding the Funds’
portfolio construction, investment strategies, and results. The Trustees also noted that in addition to meeting with the Funds’ portfolio managers on a quarterly basis, they also received presentations from different analysts throughout the year on specific investment sectors and each Fund’s investments in those sectors. In considering the renewal of the agreement, the Board also took into account other information it had received at past Board and committee meetings with respect to various matters.

The Independent Trustees reviewed information from Trust counsel regarding their responsibilities in considering whether to renew the investment advisory agreement for an additional one-year period. In connection with their deliberations, the Board considered such information and factors that they believed to be relevant. The Board considered renewal of the investment advisory agreement separately for each Fund, although the Board took into account the common interests of all the Funds in its review. In considering these matters, the Board discussed the renewal of the investment advisory agreement with management, and the Independent Trustees met in a private session with Trust counsel at which no employees of the Advisor were present.

In
deciding to approve the renewal of the investment advisory agreement, the Board and the Independent Trustees did not identify a single factor that was controlling. The Board and the Independent Trustees concluded that each of the various factors referred to below favored such

Additional Information

PRIMECAP Odyssey Funds

(Unaudited) – continued

approval. The following summary describes the key factors considered by the Independent Trustees and their conclusions that formed the basis for approving the renewal of the investment advisory agreement in light of the legal advice furnished by counsel and their own business judgment. This summary is not inclusive of all of the factors considered, and each Board member did not necessarily attribute the same weight to each factor.

Nature, Extent, and Quality of Services

The Board considered the services provided by the Advisor to the Funds under the investment advisory agreement, including the background, education, and experience of the Advisor’s key portfolio management, compliance, and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract, and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also took into account the experience, capability, and integrity of the Advisor’s senior management, the time that senior management commits to the Funds, and the Advisor’s demonstrated commitment to the Funds; its investment philosophy and processes, including its brokerage and trading practices; its disaster recovery and contingency planning; its oversight of the Funds’ internal control environment with regard to compliance with applicable laws and regulations; and the significant investment by each portfolio manager in the Funds that he manages, aligning his interests with those of Fund shareholders. The Board and the Independent Trustees concluded that the nature, extent, and quality of services provided under the investment advisory agreement were of a high level and satisfactory.

Investment Performance

The Board assessed the performance of each Fund compared with the performance of its benchmark, the S&P 500 Index, and other funds in the Fund’s
Morningstar retail category and peer group for the one-year, three-year, five-year and ten-year periods ended July 31, 2015. The Board made the following observations in reviewing the Funds’ performance:

•

The annualized total returns of the PRIMECAP Odyssey Stock Fund were higher than the returns of the S&P 500 Index for each period reviewed except the five-year period (when the Fund’s return was slightly below the Index return by 0.06%). The Fund’s performance was above the median of funds in the Morningstar Large Cap Blend category for all time periods.

•

  The annualized total returns of the PRIMECAP Odyssey Growth Fund were above the S&P 500 Index returns and the median returns of the
Morningstar Large Cap Growth category for all periods.

•

The annualized total returns of the PRIMECAP Odyssey Aggressive Growth Fund were above the returns of the S&P 500 Index and the median returns of the Morningstar Mid Cap Growth category for all time periods.

Based on the information provided to them and in
consideration of the specific investment objectives and risk profiles of each Fund, the Board and the Independent Trustees concluded that the performance of each Fund was satisfactory.

Additional Information

PRIMECAP Odyssey Funds

(Unaudited) – continued

Advisory Fees and Fund Expenses

The Board reviewed the advisory fees and expenses paid by each Fund compared to those of other funds in the same Morningstar retail category (for the Stock Fund – Large Blend funds; for the Growth
Fund – Large Growth funds; and for the Aggressive Growth Fund – Mid-Cap Growth funds), and of other funds in the Fund’s expense peer group, which was selected by Morningstar and was comprised of funds comparable to the Fund with fee structures and characteristics similar to those of the Funds (e.g., no distribution or shareholder servicing fees, and excluding load funds, index and enhanced index funds, funds of funds, and multi-manager funds). The Independent Trustees observed that the advisory fee of each Fund was below the median fees of the funds in the relevant Morningstar retail category and the Fund’s peer group. With respect to the Funds’ total expense ratios, in each case the total expense ratio of the
Fund was in the lowest quartile of funds in both the Fund’s peer group and the Morningstar retail category.

The Board also reviewed the
fees charged by the Advisor to other clients, including other mutual funds for which it provides sub-advisory services. The Board noted that although those fees were lower than those charged by the Advisor to the Funds, the differences appropriately reflected the investment, operational, and regulatory differences between advising other clients and the Funds, which are subject to certain requirements under the 1940 Act that do not apply to those other clients. The Board and the Independent
Trustees determined that the advisory fees and expenses charged to the Funds were reasonable in consideration of the services provided.

Costs and Profits of the Advisor

The
Board reviewed information regarding the Advisor’s financial position and concluded that the Advisor would be able to continue to provide advisory services to the Funds. The Board also reviewed information relating to the Advisor’s profitability with respect to the investment advisory agreement and concluded that the profit levels were reasonable in light of the nature, extent, and quality of the services provided by the Advisor to the Funds. The Board noted that the Advisor had closed the Aggressive Growth Fund in January 2014 to most new investors, limiting the growth of the Fund and consequently future profits to the Advisor as it relates to the Aggressive Growth Fund. In considering the Advisor’s profitability, the Independent Trustees recognized the importance of the profitability of the Advisor, not only in maintaining its own financial condition, but also in maintaining an environment in which it is able to attract and retain talented investment professionals.

Economies of Scale and Other Benefits to the Investment Advisor

The Board and the Independent Trustees noted that the investment advisory agreement provides for a fee breakpoint at $100 million in assets for each Fund and concluded that the Funds had benefitted from economies of scale achieved by the Advisor through the breakpoints and advisory fees that are generally low relative to other actively managed funds with similar investment objectives. The Board also considered the benefits received by the
Advisor as a result of its relationship with the Funds other than investment advisory fees, including any research received by broker-dealers providing execution services to the Funds, and the intangible benefits of the

Additional Information

PRIMECAP Odyssey Funds

(Unaudited) – continued

Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to the Advisor pursuant to the investment advisory agreement with respect to each Fund is fair and reasonable in light of the services being provided by the Advisor to the Fund and its shareholders, and that renewal of the investment advisory agreement with respect to each Fund was in the best interest of the Fund and its shareholders.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 115 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name

Years of Experience

Theo A. Kolokotrones

45

Joel P. Fried

30

Alfred W. Mordecai

18

M. Mohsin Ansari

15

James Marchetti

10

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund,
and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily
operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The
Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling
1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 225 South Lake Avenue, Suite 400,
Pasadena, CA 91101.

Name (Year of
Birth)

Position(s) Held with Trust

Term of Office; Length of Time Served

Principal
Occupation(s) During Past 5 Years

  Theo A. Kolokotrones
(1946)

Co-Chief Executive Officer

Indefinite; Since 09/04

Chairman, Director, Portfolio Manager, and Principal PRIMECAP Management
Company

  Joel P. Fried
(1962)

Co-Chief Executive Officer and Trustee

Indefinite; Since 09/04

President, Director, Portfolio Manager, and Principal PRIMECAP Management
Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name (Year of
Birth)

Position(s) Held with Trust

Term of Office; Length of Time Served

Principal
Occupation(s) During Past 5 Years

  Alfred W. Mordecai
(1967)

Co-Chief Executive Officer

Indefinite; Since 10/12

  Executive Vice President, Director, Portfolio
Manager, and Principal PRIMECAP Management Company

  Michael J. Ricks
(1977)

Chief Financial Officer, Chief Administrative Officer, and Secretary

Indefinite; Since 03/11

Director of Fund Administration PRIMECAP Management Company (since 2011); Vice President,
Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2001-2011)

  Karen Chen
(1973)

Vice President of Compliance, Chief Compliance Officer, and AML Officer

Indefinite; Since 10/04

Chief Compliance Officer, Director of Compliance and Reporting PRIMECAP Management
Company

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each independent trustee is 225 South Lake Avenue, Suite 400, Pasadena, CA 91101.

Name (Year of
Birth)

Position(s) Held with Trust

Term of Office; Length of Time Served

Principal Occupation(s) During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Trustee(1)

Other Director-
ships Held by Trustee

  Benjamin F. Hammon
(1935)

Chairman of the Board and Trustee

Indefinite; Since 09/04

Retired; Private investor

3

None

  Wayne H. Smith
(1941)

Chairman of the Audit Committee and Trustee

Indefinite; Since 09/04

Retired; Private investor

3

None

Joseph G. Uzelac (1944)

Trustee

Indefinite; Since 10/07

Retired; Private investor

3

None

Elizabeth D. Obershaw (1960)

Trustee

Indefinite; Since 06/08

Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)

3

None

(1)
  Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 225 South Lake Avenue, Suite 400, Pasadena, CA 91101.

Name (Year of Birth)

Position(s) Held with Trust

Term of Office; Length of Time Served

Principal Occupation(s) During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Trustee(1)

Other Director-
ships Held by Trustee

Joel P.
Fried(2) (1962)

Co-Chief Executive Officer and Trustee

Indefinite; Since 09/04

President, Director, Portfolio Manager, and Principal PRIMECAP Management Company

3

None

(1)
  Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

(2)
  Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•

  Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•

Information an investor may give the Advisor or the Trust orally.

•

Information about the amount investors have invested in an account.

•

Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this
privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

225 South Lake Avenue, Suite 400

Pasadena, California 91101

•

Distributor

QUASAR DISTRIBUTORS, LLC

615 East Michigan Street, 4th Floor

Milwaukee, Wisconsin 53202

•

Custodian

THE
BANK OF NEW YORK MELLON

One Wall Street

New York, New York 10286

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, California 90071

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when such person calls the registrant at
1-800-729-2307.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Wayne Smith is the registrant’s “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, PricewaterhouseCoopers LLP, to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and specifically relate to the accountant’s review of the registrant’s federal and state tax returns. There were no other services provided by the principal accountant to the registrant during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed to the registrant for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 10/31/2015

FYE 10/31/2014

Audit Fees

$
114,500

$
110,000

Audit-Related Fees

$
0

$
0

Tax Fees

$
14,655

$
13,950

All Other Fees

$
0

$
0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed to the registrant by its principal accountant applicable to non-audit services that were pre-approved by the audit committee were as follows:

FYE 10/31/2015

FYE 10/31/2014

Audit-Related Fees

100
%

100
%

Tax Fees

100
%

100
%

All Other Fees

100
%

100
%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the
aggregate non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity, controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant), for the last two fiscal years.

Non-Audit Related Fees

FYE 10/31/2015

FYE 10/31/2014

Registrant

$
14,655

$
13,950

Registrant’s Investment Adviser

$
0

$
0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The registrant’s
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy
Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of
1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed January 6, 2006.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley
Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule
23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By

/s/ Joel P. Fried

Joel P. Fried, Co-Chief Executive Officer

Date

12/22/2015

By

/s/ Theo A. Kolokotrones

Theo A. Kolokotrones, Co-Chief Executive Officer

Date

12/22/2015

By

/s/ Alfred W. Mordecai

Alfred W. Mordecai, Co-Chief Executive Officer

Date

12/22/2015

Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Joel P. Fried

Joel P. Fried, Co-Chief Executive Officer

Date

12/22/2015

By

/s/ Theo A. Kolokotrones

Theo A. Kolokotrones, Co-Chief Executive Officer

Date

12/22/2015

By

/s/ Alfred W. Mordecai

Alfred W. Mordecai, Co-Chief Executive Officer

Date

12/22/2015

By

/s/ Michael J. Ricks

Michael J. Ricks, Chief Financial Officer

Date

12/22/2015